UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

Laurie D. Neat

American Funds Global Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Global Balanced FundSM Annual report for the year ended October 31, 2017

A balanced fund
with a global scope.

American Funds Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2017 (the most recent calendar quarter-end):

			Lifetime
Class A shares	1 year	5 years	(since 2/1/11)

Reflecting 5.75% maximum sales charge	2.58%	5.97%	5.69%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.86% for Class A shares as of the prospectus dated January 1, 2018 (unaudited). The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The fund’s 30-day yield for Class A shares as of November 30, 2017, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.94%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the U.S. may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a $10,000 investment

5	Summary investment portfolio

11	Financial statements

34	Board of trustees and other officers

Fellow investors:

Global stocks rose during American Funds Global Balanced Fund’s most recent fiscal year, boosted by signs of accelerating global economic growth and reduced pessimism about political instability. Meanwhile, global bond returns were muted as yields climbed in the U.S. and much of Europe. The MSCI ACWI (All Country World Index), which measures global equity markets, gained 23.20%, while the Bloomberg Barclays Global Aggregate Index, which measures investment-grade bonds (rated BBB–/Baa3 and above),1 returned only 1.18%.

For the 12 months ended October 31, 2017, American Funds Global Balanced Fund gained 11.51%. The fund made four dividend distributions, totaling 56 cents a share. The fund’s peer group, represented by the Lipper Flexible Portfolio Funds Index, rose 15.00%. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index, which blends the stock and bond indexes at 60% and 40%, respectively, gained 13.94%. We are pleased that over its lifetime, the fund has returned an annualized 6.63%, outpacing the previously mentioned 60%/40% blend’s 5.63% lifetime return.

Market review

Solid corporate earnings and signs of a synchronized global economic upturn caused stocks to rally with several market indexes around the world hitting record or multiyear highs. Information technology led all sectors, supported by strong earnings, rising online ad revenue and optimism about consumer demand for

Results at a glance

Returns for periods ended October 31, 2017, with all distributions reinvested

	Cumulative	Average annual
	total returns	total returns
			Lifetime
	1 year	5 years	(since 2/1/11)

American Funds Global Balanced Fund (Class A shares)	11.51%	7.31%	6.63%
MSCI ACWI (All Country World Index)[2]	23.20	10.80	8.00
Bloomberg Barclays Global Aggregate Index[3]	1.18	0.43	1.77
60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index[2,3,4]	13.94	6.66	5.63
Lipper Flexible Portfolio Funds Index[5]	15.00	7.83	6.75

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch, as an indication of an issuer’s creditworthiness.
[2]	Source: MSCI. MSCI ACWI results reflect dividends net of withholding taxes. The index is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets.
[3]	Source: Bloomberg Index Services Ltd.
[4]	The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI with the Bloomberg Barclays Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[5]	Source: Thompson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

American Funds Global Balanced Fund	1

mobile devices. Rising interest rates boosted financial companies. More defensive, higher yielding sectors, including consumer staples and telecommunication services, lagged.

U.S. stocks advanced on positive economic data and hopes for regulatory and tax reforms following Donald Trump’s election. In October 2017, the unemployment rate reached a 17-year low, as the economy rebounded from the devastating impacts of two major hurricanes. In further steps to normalize monetary policy, the U.S. Federal Reserve hiked its key interest rate three times by a total of 0.75 percentage point.

European equities rose as the region’s economy continued to improve. In the euro zone, the jobless rate dipped below 9% for the first time since 2009. Investors cheered outsider candidate Emmanuel Macron’s victory over a far-right rival in France’s presidential election. However, Catalonia’s efforts to break away from Spain served as a reminder that political risk remains in Europe. Emerging market equities strengthened as investors grew more confident about China’s ability to transition away from an investment-heavy economy to one led by consumption and trade.

In bond markets, higher yields weighed on U.S. Treasuries, while U.S. investment-grade corporate bonds gained. Most major currencies rose against the U.S. dollar.

Portfolio review

Although we are pleased to have delivered double-digit returns to our fund investors during the fiscal year, we did not do as well as the unmanaged 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blend. American Funds Global Balanced Fund strives for the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income. We believe the last two are especially relevant in an environment in which valuations are historically stretched and significant political risks exist that the market might not fully appreciate.

The fund has been somewhat defensively positioned as we’ve previously noted. Over the fiscal year, it held larger positions in the consumer staples, telecommunication services and utilities sectors, whose returns lagged the more cyclical areas of the market. In seeking both capital appreciation and income, the fund invests in a mix of growth-oriented stocks and more stable, dividend-paying companies. As a result, the fund may trail in market environments that strongly favor growth stocks over more defensive dividend payers. Our asset allocation remains well balanced, with 60.23% of assets in equities, 33.47% in bonds, and 6.30% in cash and equivalents6 on October 31.

In the consumer staples sector, tobacco stocks were hurt after the U.S. Food and Drug Administration announced a plan to discuss possible regulation of nicotine content in cigarettes. Energy companies also lagged the broader global equity market as a rebound in oil prices sputtered.

Although the fund’s largest holdings include several information technology stocks that advanced over the fiscal year, we had modest exposure to this sector. The fund also had moderate exposure to financials stocks, which benefited from higher interest rates. On the other hand, strong stock selection in the consumer discretionary, industrials and health care sectors supported results.

Among the 10 largest equity holdings, eight rose in price over the period. Information technology firms Samsung Electronics, Alphabet and Intel gained amid strong earnings. Biotech firm AbbVie rose after it forecast higher sales of its blockbuster drug Humira. Fellow drugmaker Novartis also advanced modestly. Royal Dutch Shell, Canadian Natural Resources and Philip Morris International all posted gains. In contrast, Verizon Communications and Imperial Brands declined.

The road ahead

Although the global economic picture has brightened, we see several reasons for caution, as valuations, especially in the U.S., remain at historically high levels. In its enthusiasm, the market may not fully appreciate potential political risks on the horizon, such as those in the Middle East and Asia.

[6]	Includes short-term securities, accrued income and other assets less liabilities.

2	American Funds Global Balanced Fund

In the U.S., we think some analysts are overestimating the probability of successful, positive tax reform in the current polarized political environment. An unexpected negative economic or political event could easily have an exaggerated effect on stock market levels given current valuations and optimism about further earnings growth.

Within equities, we remain focused on identifying appealing companies in all countries and sectors. We generally are finding more attractively valued opportunities in Europe than the U.S. Identifying leading companies in Asia is a major emphasis for the fund.

American Funds Global Balanced Fund remains invested in pharmaceutical and biotech firms that are developing promising drug treatments. In the energy sector, portfolio managers have targeted attractively valued production, services and infrastructure firms with superior development prospects and an ability to carefully manage costs.

The fund also is investing in select telecommunication services companies with above-average yields and the potential for dividend growth. Overall, portfolio managers continue to invest in select growth-oriented companies, but do so while remaining mindful of valuations and the fund’s income and conservation objectives.

Within fixed income, we are seeing pockets of attractive opportunities in government bonds in Europe and in higher quality emerging markets like Mexico and India. The fund also has invested in U.S. Treasury Inflation-Protected Securities, which we believe are attractively valued relative to our expectations of future inflation. We are being cautious on credit selection given higher valuations and, in some cases, declining fundamentals.

We welcome new shareholders to the fund and we thank you for your trust. We look forward to reporting to you again in six months.

Cordially,

Eric S. Richter

Vice Chairman

December 14, 2017

For current information about the fund, visit americanfunds.com.

Why your annual report has a different look

You have probably noticed that this annual report doesn’t look like the glossier reports of the past. After surveying a large, representative sample of our investors, we have decided to make a few key changes to these documents and have adjusted the look and feel of our reports (e.g., paper stock and design standards) to reflect the prevailing industry norm. These changes will reduce costs and the amount of paper we consume.

You also told us that we should be considering ways to deliver the valuable perspective of our investment professionals to you digitally. We are in the process of building our digital investor education content on our website, which will provide a platform for investment professionals to communicate with investors using the channels that you access more often.

If you have not already done so, you can elect to receive your annual reports electronically. Once you do, you will receive an email notification as soon as the documents are available. To learn more, visit americanfunds.com/gopaperless. ■

American Funds Global Balanced Fund	3

The value of a $10,000 investment

How a $10,000 investment has grown (for the period February 1, 2011, to October 31, 2017, with distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment. Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[3]	Results reflect dividends net of withholding taxes.
[4]	Source: MSCI.
[5]	Results of the Lipper Flexible Portfolio Funds Index do not reflect any sales charges.
[6]	Source: Bloomberg Index Services Ltd.
[7]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended October 31, 2017)*

			Lifetime
	1 year	5 years	(since 2/1/11)

Class A shares	5.10%	6.05%	5.70%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

4	American Funds Global Balanced Fund

Summary investment portfolio October 31, 2017

Investment mix by security type	Percent of net assets

Five largest sectors in common stock holdings	Percent of net assets
Financials	9.86%
Information technology	7.93
Health care	6.52
Consumer staples	6.02
Energy	6.00

Currency diversification	Percent of net assets
				Short-term
			Forward	securities &
			currency	other assets
	Equity securities	Bonds & notes	contracts	less liabilities	Total
U.S. dollars	24.92%	18.96%	—	6.30%	50.18%
Euros	8.72	4.05	1.02	—	13.79
British pounds	8.94	.72	(.88)	—	8.78
Japanese yen	2.58	2.45	1.98	—	7.01
Swiss francs	3.83	—	.12	—	3.95
South Korean won	3.06	—	—	—	3.06
Canadian dollars	2.45	.45	(.34)	—	2.56
Hong Kong dollars	2.55	—	—	—	2.55
Mexican peso	—	1.33	(.25)	—	1.08
Indian rupee	.70	.95	(.60)	—	1.05
Other currencies	2.48	4.56	(1.05)	—	5.99
Total					100.00

Common stocks 60.02%	Shares	Value (000)
Financials 9.86%
Zurich Insurance Group AG	464,625	$141,812
Banco Santander, SA	19,831,300	134,514
UBS Group AG	7,541,750	128,361
JPMorgan Chase & Co.	1,030,560	103,685
Société Générale	1,834,227	102,129
Prudential PLC	4,084,495	100,468
HDFC Bank Ltd.[1]	3,566,020	99,673
HSBC Holdings PLC (HKD denominated)	8,150,324	79,608
Other securities		514,438
		1,404,688

American Funds Global Balanced Fund	5

Common stocks (continued)	Shares	Value (000)
Information technology 7.93%
Intel Corp.	3,721,500	$169,291
Alphabet Inc., Class A2	78,875	81,481
Alphabet Inc., Class C2	75,506	76,762
Samsung Electronics Co., Ltd.	58,459	143,702
Alibaba Group Holding Ltd. (ADR)[2]	765,100	141,459
Taiwan Semiconductor Manufacturing Co., Ltd.	12,575,000	101,319
Microsoft Corp.	1,087,000	90,417
Tencent Holdings Ltd.	1,865,800	83,659
Other securities		242,090
		1,130,180

Health care 6.52%
Novartis AG	2,081,950	171,539
AbbVie Inc.	1,699,600	153,389
Abbott Laboratories	2,296,879	124,560
Amgen Inc.	655,446	114,847
Stryker Corp.	560,150	86,751
Other securities		277,533
		928,619

Consumer staples 6.02%
Imperial Brands PLC	5,564,900	226,941
Philip Morris International Inc.	1,550,400	162,234
Nestlé SA	1,225,900	103,095
Altria Group, Inc.	1,380,700	88,669
Pernod Ricard SA	551,000	82,636
Other securities		194,126
		857,701

Energy 6.00%
Royal Dutch Shell PLC, Class A	4,591,014	144,238
Royal Dutch Shell PLC, Class B	2,086,605	67,107
Canadian Natural Resources, Ltd.	4,252,300	148,391
BP PLC	13,376,351	90,641
TOTAL SA	1,417,942	79,066
Other securities		325,058
		854,501

Consumer discretionary 5.84%
Netflix, Inc.[2]	657,550	129,163
Hyundai Motor Co.	804,975	115,679
Other securities		587,431
		832,273

Industrials 4.47%
General Dynamics Corp.	452,100	91,767
BAE Systems PLC	10,112,300	79,711
Other securities		464,670
		636,148

Telecommunication services 3.74%
Verizon Communications Inc.	3,613,055	172,957
Nippon Telegraph and Telephone Corp.	2,862,100	137,762
Other securities		221,795
		532,514

Utilities 3.73%
Iberdrola, SA, non-registered shares	17,373,300	140,406
Engie SA	6,531,518	110,396
Other securities		280,139
		530,941

Materials 1.09%
Rio Tinto PLC	2,732,300	128,772
Other securities		26,751
		155,523

6	American Funds Global Balanced Fund

	Shares		Value (000)
Real estate 0.69%
Other securities			$97,870

Miscellaneous 4.13%
Other common stocks in initial period of acquisition			588,378

Total common stocks (cost: $7,259,328,000)			8,549,336

Preferred securities 0.06%
Financials 0.05%
Other securities			7,361

Miscellaneous 0.01%
Other preferred securities in initial period of acquisition			1,699

Total preferred securities (cost: $6,858,000)			9,060

Rights & warrants 0.01%
Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition			947

Total rights & warrants (cost: $934,000)			947

Convertible stocks 0.14%
Other 0.14%
Other securities			20,587

Total convertible stocks (cost: $19,671,000)			20,587

Bonds, notes & other debt instruments 33.47%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 14.93%
Germany (Federal Republic of) 0.50% 2026		€61,890	74,359
Japan 0.10%–2.30% 2021–2044[3]		¥36,557,749	349,435
Poland (Republic of) 2.00%–5.75% 2020–2026	PLN	648,350	188,537
Portuguese Republic 2.88%–4.13% 2025–2027		€68,258	87,181
Portuguese Republic 3.875% 2030		62,200	82,357
United Mexican States 4.00%–10.00% 2019–2040[3]	MXN	3,604,551	188,941
United Mexican States 4.13%–4.75% 2026–2047		$29,440	29,588
Other securities			1,126,886

Total bonds & notes of governments & government agencies outside the U.S.			2,127,284

U.S. Treasury bonds & notes 9.72%
U.S. Treasury 7.25%
U.S. Treasury 1.125% 2019		108,500	107,960
U.S. Treasury 1.25% 2021[4]		75,300	73,903
U.S. Treasury 1.75% 2022		176,135	174,291
U.S. Treasury 1.13%–3.63% 2018–2044		676,425	676,644
			1,032,798

U.S. Treasury inflation-protected securities 2.47%
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]		108,508	107,296
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2021–2044[3]		242,573	244,529
			351,825

Total U.S. Treasury bonds & notes			1,384,623

Corporate bonds & notes 7.88%

Health care	AbbVie Inc. 2.50%–4.50% 2020–2035	12,187	12,320
1.16%	Other securities		152,404
			164,724

American Funds Global Balanced Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Telecommunication services 0.60%
Verizon Communications Inc. 4.27%–4.50% 2033–2036	$5,591	$5,764
Other securities		79,141
		84,905

Consumer staples 0.55%
Philip Morris International Inc. 2.00%–4.25% 2020–2044	7,710	7,867
Other securities		70,933
		78,800

Other 5.57%
Other securities		794,790

Total corporate bonds & notes		1,123,219

Mortgage-backed obligations 0.90%
Other 0.90%
Other securities		128,089

Total mortgage-backed obligations		128,089

Asset-backed obligations 0.04%
Other securities		5,025

Total bonds, notes & other debt instruments (cost: $4,750,045,000)		4,768,240

Short-term securities 6.21%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.16% due 11/7/2017	$94,900	94,879
BNP Paribas, New York Branch 1.16% due 11/1/2017	75,600	75,598
Liberty Street Funding Corp. 1.21%–1.31% due 11/2/2017–11/29/2017[5]	105,400	105,335
Mizuho Bank, Ltd. 1.22%–1.36% due 11/27/2017–1/23/2018[5]	130,400	130,185
Sumitomo Mitsui Banking Corp. 1.22% due 12/1/2017[5]	75,000	74,921
Victory Receivables Corp. 1.28%–1.33% due 11/8/2017–11/14/2017[5]	65,000	64,974
Other securities		338,953

Total short-term securities (cost: $884,856,000)		884,845
Total investment securities 99.91% (cost: $12,921,692,000)		14,233,015
Other assets less liabilities 0.09%		12,305

Net assets 100.00%		$14,245,320

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales			at 10/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
USD23,092	AUD29,025	Bank of America, N.A.	11/6/2017	$ 879
USD7,433	ZAR99,000	UBS AG	11/6/2017	439
JPY1,575,973	AUD17,700	UBS AG	11/6/2017	318
USD13,773	AUD17,600	Bank of America, N.A.	11/6/2017	304
JPY935,542	USD8,301	Goldman Sachs	11/6/2017	(71)
JPY1,606,510	USD14,254	Bank of America, N.A.	11/6/2017	(122)
EUR14,729	USD17,634	Goldman Sachs	11/6/2017	(472)
USD50,235	INR3,295,400	JPMorgan Chase	11/6/2017	(603)
JPY5,095,866	USD45,312	JPMorgan Chase	11/8/2017	(481)

8	American Funds Global Balanced Fund

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales			at 10/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
USD34,318	AUD43,650	Citibank	11/9/2017	$914
JPY825,019	USD7,337	UBS AG	11/9/2017	(79)
EUR1,725	USD2,082	UBS AG	11/10/2017	(71)
USD9,546	PLN35,100	Bank of America, N.A.	11/10/2017	(97)
USD14,452	AUD18,475	JPMorgan Chase	11/14/2017	314
JPY784,356	USD6,966	JPMorgan Chase	11/14/2017	(64)
EUR22,630	USD26,581	Goldman Sachs	11/14/2017	(200)
JPY3,140,071	USD27,972	UBS AG	11/14/2017	(339)
CHF17,178	USD17,588	Goldman Sachs	11/14/2017	(353)
JPY2,118,008	USD18,800	JPMorgan Chase	11/15/2017	(161)
JPY1,996,306	USD17,800	JPMorgan Chase	11/15/2017	(232)
JPY1,988,812	USD17,800	JPMorgan Chase	11/15/2017	(298)
USD8,790	INR574,000	Bank of America, N.A.	11/16/2017	(52)
SEK84,877	USD10,466	Bank of America, N.A.	11/16/2017	(319)
JPY2,926,778	USD26,131	Barclays Bank PLC	11/17/2017	(372)
SEK51,991	USD6,431	Barclays Bank PLC	11/20/2017	(214)
EUR12,692	GBP11,300	Goldman Sachs	11/20/2017	(217)
EUR22,273	USD26,340	UBS AG	11/20/2017	(367)
NOK141,700	USD17,832	Bank of America, N.A.	11/20/2017	(476)
USD17,609	CAD21,950	Bank of America, N.A.	11/21/2017	592
USD11,299	MXN214,191	Bank of America, N.A.	11/21/2017	169
USD12,614	PLN45,400	Citibank	11/21/2017	142
USD14,957	ILS52,300	JPMorgan Chase	11/21/2017	94
SEK292,584	USD35,964	Citibank	11/21/2017	(973)
JPY1,032,361	USD9,298	Citibank	11/22/2017	(210)
EUR38,533	USD46,418	Citibank	11/22/2017	(1,477)
USD11,169	CAD14,150	Bank of America, N.A.	11/29/2017	198
USD21,072	CAD26,290	Goldman Sachs	11/30/2017	688
USD27,164	PLN97,200	Citibank	11/30/2017	462
USD13,744	PLN49,180	JPMorgan Chase	11/30/2017	234
USD11,091	AUD14,400	JPMorgan Chase	11/30/2017	73
USD9,217	INR601,600	Citibank	11/30/2017	(33)
JPY2,014,866	USD17,931	JPMorgan Chase	11/30/2017	(188)
JPY4,578,388	USD40,741	Barclays Bank PLC	11/30/2017	(423)
USD21,014	ILS73,700	Bank of America, N.A.	12/6/2017	59
USD32,995	GBP24,850	Bank of America, N.A.	12/6/2017	(46)
USD17,889	PLN64,300	Bank of America, N.A.	12/7/2017	223
EUR11,225	GBP9,900	HSBC Bank	12/14/2017	(58)
SEK52,507	USD6,531	Bank of America, N.A.	12/15/2017	(241)
USD64,855	GBP49,000	JPMorgan Chase	12/15/2017	(318)
SEK51,601	USD6,360	UBS AG	12/19/2017	(176)
JPY1,462,950	USD13,031	HSBC Bank	12/22/2017	(129)
USD26,550	MXN481,400	JPMorgan Chase	1/4/2018	1,725
USD16,578	INR1,100,600	Citibank	3/26/2018	(106)
				$(2,211)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $99,673,000, which represented .70% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,668,000, which represented .02% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $995,501,000, which represented 6.99% of the net assets of the fund.

American Funds Global Balanced Fund	9

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD = Australian dollars

CAD = Canadian dollars

CHF = Swiss francs

EUR/€ = Euros

GBP = British pounds

HKD = Hong Kong dollars

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

MXN = Mexican pesos

NOK = Norwegian kroner

PLN = Polish zloty

SEK = Swedish kronor

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

10	American Funds Global Balanced Fund

Financial statements

Statement of assets and liabilities at October 31, 2017	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $12,921,692)		$14,233,015
Cash		1,551
Cash denominated in currencies other than U.S. dollars (cost: $1,630)		1,629
Unrealized appreciation on open forward currency contracts		7,827
Receivables for:
Sales of investments	$135,562
Sales of fund’s shares	22,614
Closed forward currency contracts	632
Dividends and interest	62,466
Other	103	221,377
		14,465,399
Liabilities:
Unrealized depreciation on open forward currency contracts		10,038
Payables for:
Purchases of investments	186,438
Repurchases of fund’s shares	10,867
Closed forward currency contracts	644
Investment advisory services	5,349
Services provided by related parties	2,774
Trustees’ deferred compensation	1,276
Other	2,693	210,041
Net assets at October 31, 2017		$14,245,320

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,696,358
Undistributed net investment income		24,501
Undistributed net realized gain		217,445
Net unrealized appreciation		1,307,016
Net assets at October 31, 2017		$14,245,320

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (438,425 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$5,048,726	155,420		$32.48
Class C	636,413	19,645		32.39
Class T	11	—	*	32.48
Class F-1	167,169	5,145		32.49
Class F-2	1,118,637	34,418		32.50
Class F-3	271,241	8,350		32.48
Class 529-A	241,086	7,426		32.47
Class 529-C	86,518	2,675		32.34
Class 529-E	14,004	432		32.43
Class 529-T	11	—	*	32.48
Class 529-F-1	21,680	667		32.48
Class R-1	5,197	160		32.42
Class R-2	47,831	1,478		32.37
Class R-2E	770	24		32.44
Class R-3	54,432	1,679		32.43
Class R-4	36,008	1,108		32.48
Class R-5E	11	—	*	32.48
Class R-5	20,255	623		32.53
Class R-6	6,475,320	199,175		32.51

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Global Balanced Fund	11

Statement of operations for the year ended October 31, 2017	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $10,761)	$219,099
Interest (net of non-U.S. taxes of $450)	120,005	$339,104
Fees and expenses*:
Investment advisory services	54,859
Distribution services	20,979
Transfer agent services	7,373
Administrative services	4,183
Reports to shareholders	405
Registration statement and prospectus	813
Trustees’ compensation	610
Auditing and legal	158
Custodian	913
Other	372
Total fees and expenses before reimbursement	90,665
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		90,665
Net investment income		248,439

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $951)	238,995
Forward currency contracts	(23,727)
Currency transactions	(3,273)	211,995
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $1,934)	885,383
Forward currency contracts	(1,045)
Currency translations	405	884,743
Net realized gain and unrealized appreciation		1,096,738
Net increase in net assets resulting from operations		$1,345,177

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

Statements of changes in net assets

(dollars in thousands)

	Year ended October 31
	2017	2016
Operations:
Net investment income	$248,439	$200,185
Net realized gain (loss)	211,995	(108)
Net unrealized appreciation	884,743	170,731
Net increase in net assets resulting from operations	1,345,177	370,808

Dividends and distributions paid to shareholders:
Dividends from net investment income	(232,123)	(184,936)
Distributions from net realized gain on investments	—	(171,380)
Total dividends and distributions paid to shareholders	(232,123)	(356,316)

Net capital share transactions	2,628,352	1,281,796

Total increase in net assets	3,741,406	1,296,288

Net assets:
Beginning of year	10,503,914	9,207,626
End of year (including undistributed net investment income: $24,501 and $27,176, respectively)	$14,245,320	$10,503,914

See Notes to Financial Statements

12	American Funds Global Balanced Fund

Notes to financial statements

1. Organization

American Funds Global Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge1)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[2]
Class 529-E	None	None	None
Classes T and 529-T3	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	18 months for shares purchased on or after August 14, 2017.
[2]	Effective December 1, 2017.
[3]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

American Funds Global Balanced Fund	13

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or

14	American Funds Global Balanced Fund

business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,305,015	$99,673	$—	$1,404,688
Information technology	1,130,180	—	—	1,130,180
Health care	928,619	—	—	928,619
Consumer staples	857,701	—	—	857,701
Energy	854,501	—	—	854,501
Consumer discretionary	832,273	—	—	832,273
Industrials	636,148	—	—	636,148
Telecommunication services	532,514	—	—	532,514
Utilities	530,941	—	—	530,941
Materials	155,523	—	—	155,523
Real estate	97,870	—	—	97,870
Miscellaneous	588,378	—	—	588,378
Preferred securities	9,060	—	—	9,060
Rights & warrants	947	—	—	947
Convertible stocks	20,587	—	—	20,587
Bonds, notes & other debt instruments	—	4,768,240	—	4,768,240
Short-term securities	—	884,845	—	884,845
Total	$8,480,257	$5,752,758	$—	$14,233,015

American Funds Global Balanced Fund	15

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$7,827	$—	$7,827
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(10,038)	—	(10,038)
Total	$—	$(2,211)	$—	$(2,211)

*	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

16	American Funds Global Balanced Fund

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $742,488,000.

American Funds Global Balanced Fund	17

The following table presents the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the year ended, October 31, 2017 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$7,827	Unrealized depreciation on open forward currency contracts	$10,038
Forward currency	Currency	Receivables for closed forward currency contracts	632	Payables for closed forward currency contracts	644
			$8,459		$10,682

		Net realized loss		Net unrealized depreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(23,727)	Net unrealized depreciation on forward currency contracts	$(1,045)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts and future delivery contracts. For forward currency contracts, the program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of October 31, 2017, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$2,424	$(1,518)	$(906)	$—	$—
Citibank	2,149	(2,149)	—	—	—
Goldman Sachs	688	(688)	—	—	—
JPMorgan Chase	2,441	(2,344)	(97)	—	—
UBS AG	757	(757)	—	—	—
Total	$8,459	$(7,456)	$(1,003)	$—	$—

18	American Funds Global Balanced Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Liabilities:
Bank of America, N.A.	$1,518	$(1,518)	$—	$—	$—
Barclays Bank PLC	1,009	—	(670)	—	339
Citibank	2,800	(2,149)	(453)	—	198
Goldman Sachs	1,694	(688)	(1,006)	—	—
HSBC Bank	285	—	—	—	285
JPMorgan Chase	2,344	(2,344)	—	—	—
UBS AG	1,032	(757)	(275)	—	—
Total	$10,682	$(7,456)	$(2,404)	$—	$822

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by state tax authorities for tax years before 2012 and by U.S. federal tax authorities and tax authorities outside the U.S. for tax years before 2013.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended October 31, 2017, the fund reclassified $18,985,000 from undistributed net investment income to undistributed net realized gain, $6,000 from undistributed net investment income to capital paid in on shares of beneficial interest and $6,438,000 from undistributed net realized gain to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of October 31, 2017, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$32,491
Undistributed long-term capital gains	217,434
Gross unrealized appreciation on investments	1,796,629
Gross unrealized depreciation on investments	(497,121)
Net unrealized appreciation on investments	1,299,508
Cost of investments	12,931,296

American Funds Global Balanced Fund	19

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Year ended October 31, 2017					Year ended October 31, 2016
										Total
				Total						dividends and
	Ordinary		Long-term	dividends		Ordinary		Long-term		distributions
Share class	income		capital gains	paid		income		capital gains		paid
Class A	$84,907		$—	$84,907		$82,710		$83,238		$165,948
Class B1	3		—	3		29		93		122
Class C	6,363		—	6,363		6,338		11,268		17,606
Class T2	—	[3]	—	—	[3]
Class F-1	3,005		—	3,005		3,319		3,349		6,668
Class F-2	17,982		—	17,982		11,769		9,335		21,104
Class F-3[4]	2,383		—	2,383
Class 529-A	3,898		—	3,898		3,543		3,679		7,222
Class 529-B1	1		—	1		3		10		13
Class 529-C	803		—	803		753		1,425		2,178
Class 529-E	200		—	200		182		214		396
Class 529-T2	—	[3]	—	—	[3]
Class 529-F-1	374		—	374		302		273		575
Class R-1	62		—	62		82		141		223
Class R-2	479		—	479		456		747		1,203
Class R-2E	7		—	7		1		—	[3]	1
Class R-3	792		—	792		722		847		1,569
Class R-4	585		—	585		441		465		906
Class R-5E5	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class R-5	329		—	329		160		121		281
Class R-6	109,950		—	109,950		74,126		56,175		130,301
Total	$232,123		$—	$232,123		$184,936		$171,380		$356,316

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	Class R-5E shares began investment operations on November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.417% on such assets in excess of $17 billion. For the year ended October 31, 2017, the investment advisory services fee was $54,859,000, which was equivalent to an annualized rate of 0.452% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide

20	American Funds Global Balanced Fund

certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529“) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds Global Balanced Fund	21

For the year ended October 31, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$12,306	$4,941		$470		Not applicable
Class B1	4	1		Not applicable		Not applicable
Class C	6,150	660		308		Not applicable
Class T2	—	—	[3]	—	[3]	Not applicable
Class F-1	432	221		87		Not applicable
Class F-2	Not applicable	980		444		Not applicable
Class F-3[4]	Not applicable	6		54		Not applicable
Class 529-A	475	201		111		$151
Class 529-B1	1	—	[3]	—	[3]	—	[3]
Class 529-C	807	77		41		55
Class 529-E	64	6		7		9
Class 529-T2	—	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	17		9		13
Class R-1	61	6		3		Not applicable
Class R-2	334	149		22		Not applicable
Class R-2E	3	1		—	[3]	Not applicable
Class R-3	261	69		26		Not applicable
Class R-4	81	30		16		Not applicable
Class R-5E	Not applicable	—	[3]	—	[3]	Not applicable
Class R-5	Not applicable	8		8		Not applicable
Class R-6	Not applicable	—	[3]	2,577		Not applicable
Total class-specific expenses	$20,979	$7,373		$4,183		$228

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

22	American Funds Global Balanced Fund

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $610,000 in the fund’s statement of operations reflects $479,000 in current fees (either paid in cash or deferred) and a net increase of $131,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2017.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

				Reinvestments of						Net increase
	Sales[1]			dividends				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$781,724	25,156		$83,553		2,704		$(797,785)	(25,972)	$67,492	1,888
Class B2	13	1		3		—	[3]	(1,880)	(63)	(1,864)	(62)
Class C	113,695	3,676		6,277		203		(154,821)	(5,041)	(34,849)	(1,162)
Class T4	10	—	[3]	—		—		—	—	10	— [3]
Class F-1	48,863	1,579		2,967		96		(91,205)	(2,963)	(39,375)	(1,288)
Class F-2	686,045	22,127		16,662		537		(364,089)	(11,775)	338,618	10,889
Class F-3[5]	274,259	8,753		1,768		55		(14,638)	(458)	261,389	8,350
Class 529-A	42,842	1,379		3,898		126		(32,747)	(1,058)	13,993	447
Class 529-B2	2	—	[3]	—	[3]	—	[3]	(273)	(9)	(271)	(9)
Class 529-C	15,143	490		803		26		(14,671)	(479)	1,275	37
Class 529-E	2,720	87		200		7		(2,436)	(78)	484	16
Class 529-T4	10	—	[3]	—	[3]	—	[3]	—	—	10	— [3]
Class 529-F-1	5,822	187		373		12		(3,069)	(100)	3,126	99
Class R-1	1,093	36		62		2		(3,433)	(112)	(2,278)	(74)
Class R-2	14,670	476		477		16		(15,589)	(510)	(442)	(18)
Class R-2E	528	18		7		—	[3]	(89)	(3)	446	15
Class R-3	17,273	561		788		25		(18,622)	(603)	(561)	(17)
Class R-4	16,344	533		585		18		(11,122)	(359)	5,807	192
Class R-5E	—	—		—		—		—	—	—	—
Class R-5	13,702	449		325		11		(3,340)	(109)	10,687	351
Class R-6	1,961,762	63,253		109,942		3,542		(67,049)	(2,138)	2,004,655	64,657
Total net increase (decrease)	$3,996,520	128,761		$228,690		7,380		$(1,596,858)	(51,830)	$2,628,352	84,311

American Funds Global Balanced Fund	23

				Reinvestments of					Net increase
	Sales[1]			dividends			Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$563,487	19,312		$163,689	5,651		$(725,230)	(24,876)	$1,946	87
Class B	199	7		121	4		(4,015)	(138)	(3,695)	(127)
Class C	111,255	3,826		17,412	604		(128,940)	(4,442)	(273)	(12)
Class F-1	71,378	2,456		6,601	228		(70,393)	(2,424)	7,586	260
Class F-2	339,828	11,562		19,141	659		(193,742)	(6,638)	165,227	5,583
Class 529-A	31,851	1,090		7,221	249		(31,419)	(1,075)	7,653	264
Class 529-B	72	3		13	—	[3]	(430)	(15)	(345)	(12)
Class 529-C	15,066	520		2,178	76		(16,249)	(559)	995	37
Class 529-E	2,211	75		396	14		(1,811)	(62)	796	27
Class 529-F-1	5,020	172		575	20		(3,107)	(107)	2,488	85
Class R-1	1,236	43		223	8		(2,669)	(91)	(1,210)	(40)
Class R-2	13,803	476		1,190	41		(11,510)	(398)	3,483	119
Class R-2E	262	8		1	—	[3]	— [3]	— [3]	263	8
Class R-3	16,095	553		1,562	54		(12,295)	(422)	5,362	185
Class R-4	8,449	288		905	31		(7,440)	(258)	1,914	61
Class R-5E6	10	—	[3]	—	—		—	—	10	— [3]
Class R-5	3,492	120		281	10		(2,116)	(72)	1,657	58
Class R-6	1,072,451	36,568		130,285	4,479		(114,797)	(3,998)	1,087,939	37,049
Total net increase (decrease)	$2,256,165	77,079		$351,794	12,128		$(1,326,163)	(45,575)	$1,281,796	43,632

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Amount less than one thousand.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.
[6]	Class R-5E shares began investment operations on November 20, 2015.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,690,113,000 and $4,389,769,000, respectively, during the year ended October 31, 2017.

10. Ownership concentration

At October 31, 2017, the fund had one shareholder, American Funds Balanced Portfolio, with aggregate ownership of the fund’s outstanding shares of 12%. CRMC is the investment adviser to American Funds Balanced Portfolio.

24	American Funds Global Balanced Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income to average net assets[2,4]
Class A:
10/31/2017	$29.66	$.60	$2.78	$3.38	$(.56)	$—	$(.56)	$32.48	11.51%	$5,049		.85%		.85%		1.95%
10/31/2016	29.66	.59	.50	1.09	(.54)	(.55)	(1.09)	29.66	3.78	4,554		.85		.85		2.02
10/31/2015	31.49	.52	(1.27)	(.75)	(.36)	(.72)	(1.08)	29.66	(2.42)	4,550		.85		.85		1.72
10/31/2014	30.22	.68	1.68	2.36	(.57)	(.52)	(1.09)	31.49	7.91	4,430		.89		.89		2.20
10/31/2013	26.38	.50	3.86	4.36	(.52)	—	(.52)	30.22	16.78	3,479		.93		.93		1.77
Class C:
10/31/2017	29.58	.36	2.77	3.13	(.32)	—	(.32)	32.39	10.64	636		1.63		1.63		1.17
10/31/2016	29.58	.35	.50	.85	(.30)	(.55)	(.85)	29.58	2.97	616		1.65		1.65		1.21
10/31/2015	31.42	.28	(1.28)	(1.00)	(.12)	(.72)	(.84)	29.58	(3.23)	616		1.65		1.65		.93
10/31/2014	30.16	.43	1.68	2.11	(.33)	(.52)	(.85)	31.42	7.10	568		1.69		1.69		1.39
10/31/2013	26.33	.27	3.87	4.14	(.31)	—	(.31)	30.16	15.82	415		1.73		1.73		.97
Class T:
10/31/2017[5,6]	30.58	.38	1.86	2.24	(.34)	—	(.34)	32.48	7.36 [7,8]	—	[9]	.62	[8,10]	.62	[8,10]	2.12	[8,10]
Class F-1:
10/31/2017	29.66	.59	2.78	3.37	(.54)	—	(.54)	32.49	11.43	167		.90		.90		1.90
10/31/2016	29.66	.57	.50	1.07	(.52)	(.55)	(1.07)	29.66	3.76	191		.91		.91		1.96
10/31/2015	31.50	.50	(1.28)	(.78)	(.34)	(.72)	(1.06)	29.66	(2.51)	183		.91		.91		1.66
10/31/2014	30.22	.71	1.64	2.35	(.55)	(.52)	(1.07)	31.50	7.87	184		.94		.94		2.27
10/31/2013	26.38	.49	3.86	4.35	(.51)	—	(.51)	30.22	16.75	212		.97		.97		1.73
Class F-2:
10/31/2017	29.68	.67	2.78	3.45	(.63)	—	(.63)	32.50	11.75	1,119		.64		.64		2.16
10/31/2016	29.67	.65	.51	1.16	(.60)	(.55)	(1.15)	29.68	4.03	698		.65		.65		2.21
10/31/2015	31.51	.59	(1.29)	(.70)	(.42)	(.72)	(1.14)	29.67	(2.24)	532		.65		.65		1.94
10/31/2014	30.24	.71	1.71	2.42	(.63)	(.52)	(1.15)	31.51	8.16	427		.68		.68		2.28
10/31/2013	26.39	.56	3.88	4.44	(.59)	—	(.59)	30.24	17.03	198		.71		.71		1.98
Class F-3:
10/31/2017[5,11]	30.03	.52	2.40	2.92	(.47)	—	(.47)	32.48	9.78 [7]	271		.53	[10]	.53	[10]	2.14	[10]
Class 529-A:
10/31/2017	29.64	.59	2.79	3.38	(.55)	—	(.55)	32.47	11.50	241		.90		.90		1.90
10/31/2016	29.64	.57	.49	1.06	(.51)	(.55)	(1.06)	29.64	3.70	207		.93		.93		1.94
10/31/2015	31.48	.50	(1.28)	(.78)	(.34)	(.72)	(1.06)	29.64	(2.53)	199		.93		.93		1.65
10/31/2014	30.21	.66	1.68	2.34	(.55)	(.52)	(1.07)	31.48	7.87	196		.96		.96		2.14
10/31/2013	26.37	.47	3.88	4.35	(.51)	—	(.51)	30.21	16.68	155		1.00		1.00		1.69

See end of table for footnotes.

American Funds Global Balanced Fund	25

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income to average net assets[2,4]
Class 529-C:
10/31/2017	$29.53	$.34	$2.78	$3.12	$(.31)	$—	$(.31)	$32.34	10.61%	$87		1.69%		1.69%		1.11%
10/31/2016	29.53	.33	.51	.84	(.29)	(.55)	(.84)	29.53	2.91	78		1.72		1.72		1.15
10/31/2015	31.37	.26	(1.28)	(1.02)	(.10)	(.72)	(.82)	29.53	(3.30)	77		1.73		1.73		.85
10/31/2014	30.12	.41	1.67	2.08	(.31)	(.52)	(.83)	31.37	6.99	73		1.76		1.76		1.33
10/31/2013	26.30	.25	3.86	4.11	(.29)	—	(.29)	30.12	15.75	55		1.81		1.81		.89
Class 529-E:
10/31/2017	29.61	.52	2.78	3.30	(.48)	—	(.48)	32.43	11.19	14		1.13		1.13		1.67
10/31/2016	29.61	.50	.50	1.00	(.45)	(.55)	(1.00)	29.61	3.51	12		1.16		1.16		1.71
10/31/2015	31.45	.42	(1.28)	(.86)	(.26)	(.72)	(.98)	29.61	(2.77)	12		1.18		1.18		1.40
10/31/2014	30.18	.59	1.67	2.26	(.47)	(.52)	(.99)	31.45	7.57	11		1.21		1.21		1.90
10/31/2013	26.35	.41	3.86	4.27	(.44)	—	(.44)	30.18	16.41	9		1.25		1.25		1.45
Class 529-T:
10/31/2017[5,6]	30.58	.37	1.86	2.23	(.33)	—	(.33)	32.48	7.33 [7,8]	—	[9]	.68	[8,10]	.68	[8,10]	2.06	[8,10]
Class 529-F-1:
10/31/2017	29.66	.65	2.78	3.43	(.61)	—	(.61)	32.48	11.69	22		.69		.69		2.11
10/31/2016	29.65	.63	.51	1.14	(.58)	(.55)	(1.13)	29.66	3.95	17		.72		.72		2.15
10/31/2015	31.50	.56	(1.29)	(.73)	(.40)	(.72)	(1.12)	29.65	(2.34)	14		.72		.72		1.86
10/31/2014	30.23	.72	1.68	2.40	(.61)	(.52)	(1.13)	31.50	8.08	12		.76		.76		2.33
10/31/2013	26.38	.53	3.88	4.41	(.56)	—	(.56)	30.23	16.94	9		.80		.80		1.89
Class R-1:
10/31/2017	29.59	.37	2.77	3.14	(.31)	—	(.31)	32.42	10.68	5		1.63		1.63		1.19
10/31/2016	29.59	.38	.50	.88	(.33)	(.55)	(.88)	29.59	3.04	7		1.58		1.58		1.30
10/31/2015	31.43	.31	(1.28)	(.97)	(.15)	(.72)	(.87)	29.59	(3.12)[8]	8		1.54	[8]	1.54	[8]	1.04	[8]
10/31/2014	30.17	.52	1.66	2.18	(.40)	(.52)	(.92)	31.43	7.35 [8]	8		1.44	[8]	1.44	[8]	1.69	[8]
10/31/2013	26.34	.37	3.86	4.23	(.40)	—	(.40)	30.17	16.22 [8]	7		1.39	[8]	1.39	[8]	1.32	[8]
Class R-2:
10/31/2017	29.55	.37	2.78	3.15	(.33)	—	(.33)	32.37	10.68	48		1.60		1.60		1.20
10/31/2016	29.56	.36	.49	.85	(.31)	(.55)	(.86)	29.55	2.97	44		1.64		1.64		1.22
10/31/2015	31.40	.29	(1.28)	(.99)	(.13)	(.72)	(.85)	29.56	(3.19)	41		1.62		1.62		.96
10/31/2014	30.15	.43	1.67	2.10	(.33)	(.52)	(.85)	31.40	7.06	36		1.69		1.69		1.40
10/31/2013	26.32	.29	3.87	4.16	(.33)	—	(.33)	30.15	15.94	28		1.66		1.66		1.03
Class R-2E:
10/31/2017	29.64	.46	2.78	3.24	(.44)	—	(.44)	32.44	11.01	1		1.33		1.33		1.48
10/31/2016	29.63	.41	.58	.99	(.43)	(.55)	(.98)	29.64	3.45	—	[9]	1.35		1.32		1.42
10/31/2015	31.48	.51	(1.28)	(.77)	(.36)	(.72)	(1.08)	29.63	(2.48)[8]	—	[9]	.90	[8]	.90	[8]	1.69	[8]
10/31/2014[5,12]	31.95	.06	(.39)	(.33)	(.14)	—	(.14)	31.48	(1.04)[7,8]	—	[9]	.13	[7,8]	.13	[7,8]	.20	[7,8]

26	American Funds Global Balanced Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income to average net assets[2,4]
Class R-3:
10/31/2017	$29.61	$.51	$2.78	$3.29	$(.47)	$—	$(.47)	$32.43	11.18%	$54		1.16%		1.16%		1.65%
10/31/2016	29.61	.49	.50	.99	(.44)	(.55)	(.99)	29.61	3.45	50		1.20		1.20		1.68
10/31/2015	31.45	.42	(1.27)	(.85)	(.27)	(.72)	(.99)	29.61	(2.75)	45		1.18		1.18		1.40
10/31/2014	30.19	.58	1.67	2.25	(.47)	(.52)	(.99)	31.45	7.57	36		1.22		1.22		1.87
10/31/2013	26.35	.41	3.88	4.29	(.45)	—	(.45)	30.19	16.44	26		1.24		1.24		1.46
Class R-4:
10/31/2017	29.66	.60	2.78	3.38	(.56)	—	(.56)	32.48	11.49	36		.87		.87		1.94
10/31/2016	29.66	.57	.51	1.08	(.53)	(.55)	(1.08)	29.66	3.74	27		.90		.90		1.96
10/31/2015	31.50	.52	(1.29)	(.77)	(.35)	(.72)	(1.07)	29.66	(2.47)	25		.88		.88		1.71
10/31/2014	30.23	.67	1.68	2.35	(.56)	(.52)	(1.08)	31.50	7.92	22		.91		.91		2.16
10/31/2013	26.39	.50	3.87	4.37	(.53)	—	(.53)	30.23	16.77	17		.92		.92		1.77
Class R-5E:
10/31/2017	29.64	.69	2.79	3.48	(.64)	—	(.64)	32.48	11.86	—	[9]	.75		.57		2.23
10/31/2016[5,13]	29.46	.59	.72	1.31	(.58)	(.55)	(1.13)	29.64	4.58 [7]	—	[9]	.75	[10]	.75	[10]	2.13	[10]
Class R-5:
10/31/2017	29.70	.69	2.79	3.48	(.65)	—	(.65)	32.53	11.84	20		.58		.58		2.22
10/31/2016	29.70	.67	.49	1.16	(.61)	(.55)	(1.16)	29.70	4.04	8		.60		.60		2.28
10/31/2015	31.54	.60	(1.28)	(.68)	(.44)	(.72)	(1.16)	29.70	(2.19)	6		.60		.60		1.97
10/31/2014	30.25	.89	1.56	2.45	(.64)	(.52)	(1.16)	31.54	8.23	5		.62		.62		2.87
10/31/2013	26.40	.58	3.87	4.45	(.60)	—	(.60)	30.25	17.10	23		.64		.64		2.06
Class R-6:
10/31/2017	29.68	.70	2.79	3.49	(.66)	—	(.66)	32.51	11.90	6,475		.53		.53		2.27
10/31/2016	29.68	.68	.50	1.18	(.63)	(.55)	(1.18)	29.68	4.10	3,993		.54		.54		2.33
10/31/2015	31.52	.65	(1.32)	(.67)	(.45)	(.72)	(1.17)	29.68	(2.14)	2,893		.54		.54		2.16
10/31/2014	30.25	.75	1.71	2.46	(.67)	(.52)	(1.19)	31.52	8.27	199		.57		.57		2.42
10/31/2013	26.40	.59	3.88	4.47	(.62)	—	(.62)	30.25	17.17	85		.60		.60		2.08

	Year ended October 31
Portfolio turnover rate for all share classes[14]	2017	2016	2015	2014	2013

Excluding mortgage dollar roll transactions	37%	39%	46%	Not available
Including mortgage dollar roll transactions	44%	59%	85%	74%	92%

[1]	Based on average shares outstanding.
[2]	For the year ended October 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.17 and .54 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Class T and 529-T shares began investment operations on April 7, 2017.
[7]	Not annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Annualized.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

See Notes to Financial Statements

American Funds Global Balanced Fund	27

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Global Balanced Fund:

We have audited the accompanying statement of assets and liabilities of American Funds Global Balanced Fund (the “Fund”), including the summary investment portfolio, as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Funds Global Balanced Fund as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California

December 14, 2017

28	American Funds Global Balanced Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2017, through October 31, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Global Balanced Fund	29

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	5/1/2017	10/31/2017	during period*	expense ratio
Class A – actual return	$1,000.00	$1,057.52	$4.41	.85%
Class A – assumed 5% return	1,000.00	1,020.92	4.33	.85
Class C – actual return	1,000.00	1,053.58	8.39	1.62
Class C – assumed 5% return	1,000.00	1,017.04	8.24	1.62
Class T – actual return	1,000.00	1,058.75	3.22	.62
Class T – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class F-1 – actual return	1,000.00	1,057.55	4.67	.90
Class F-1 – assumed 5% return	1,000.00	1,020.67	4.58	.90
Class F-2 – actual return	1,000.00	1,058.92	3.27	.63
Class F-2 – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class F-3 – actual return	1,000.00	1,059.53	2.75	.53
Class F-3 – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 529-A – actual return	1,000.00	1,057.61	4.62	.89
Class 529-A – assumed 5% return	1,000.00	1,020.72	4.53	.89
Class 529-C – actual return	1,000.00	1,053.44	8.70	1.68
Class 529-C – assumed 5% return	1,000.00	1,016.74	8.54	1.68
Class 529-E – actual return	1,000.00	1,056.12	5.86	1.13
Class 529-E – assumed 5% return	1,000.00	1,019.51	5.75	1.13
Class 529-T – actual return	1,000.00	1,058.72	3.53	.68
Class 529-T – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 529-F-1 – actual return	1,000.00	1,058.75	3.53	.68
Class 529-F-1 – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class R-1 – actual return	1,000.00	1,053.65	8.44	1.63
Class R-1 – assumed 5% return	1,000.00	1,016.99	8.29	1.63
Class R-2 – actual return	1,000.00	1,053.77	8.28	1.60
Class R-2 – assumed 5% return	1,000.00	1,017.14	8.13	1.60
Class R-2E – actual return	1,000.00	1,055.50	6.89	1.33
Class R-2E – assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class R-3 – actual return	1,000.00	1,056.28	6.01	1.16
Class R-3 – assumed 5% return	1,000.00	1,019.36	5.90	1.16
Class R-4 – actual return	1,000.00	1,057.74	4.51	.87
Class R-4 – assumed 5% return	1,000.00	1,020.82	4.43	.87
Class R-5E – actual return	1,000.00	1,059.66	2.60	.50
Class R-5E – assumed 5% return	1,000.00	1,022.68	2.55	.50
Class R-5 – actual return	1,000.00	1,059.18	2.96	.57
Class R-5 – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class R-6 – actual return	1,000.00	1,059.47	2.70	.52
Class R-6 – assumed 5% return	1,000.00	1,022.58	2.65	.52

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

30	American Funds Global Balanced Fund

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2017:

Foreign taxes	$0.03 per share
Foreign source income	$0.53 per share
Long-term capital gains	$6,438,000
Qualified dividend income	$230,974,000
Corporate dividends received deduction	$76,265,000
U.S. government income that may be exempt from state taxation	$18,840,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2018, to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their tax advisors.

American Funds Global Balanced Fund	31

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32	American Funds Global Balanced Fund

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American Funds Global Balanced Fund	33

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Louise H. Bryson, 1944	2010	Chair Emerita of the Board of Trustees, J. Paul Getty Trust; former President, Distribution, Lifetime Entertainment Network (retired 2008); former Executive Vice President and General Manager, Lifetime Movie Network (retired 2008)	7	None
Mary Anne Dolan, 1947	2010	Founder and President, MAD Ink (communications company) ); former Editor-in-Chief, The Los Angeles Herald Examiner (retired 1989)	10	None
James G. Ellis, 1947	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	80	Mercury General Corporation
Leonard R. Fuller, 1946	2010	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	80	None
Pablo R. González Guajardo, 1967	2015	CEO, Kimberly-Clark de México, S.A.B. de C.V.	7	América Móvil, S.A.B. de C.V.; Grupo Lala, S.A.B. de C.V.; Grupo Sanborns, S.A.B. de C.V.; Kimberly-Clark de México, S.A.B. de C.V.
William D. Jones, 1955 Chairman of the Board (Independent and Non-Executive)	2010	Real estate developer/owner, President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities) and City Scene Management Company (provides commercial asset management services)	8	Sempra Energy
William H. Kling, 1942	2010	President Emeritus and former CEO, American Public Media	10	None
John C. Mazziotta, MD, PhD, 1949	2011	Physician; Professor of Neurology, University of California, Los Angeles; Vice Chancellor, UCLA Health Sciences; CEO, UCLA Health System; former Dean, David Geffen School of Medicine at UCLA; former Chair, Department of Neurology, UCLA; former Associate Director, Semel Institute, UCLA; former Director, Brain Mapping Center, UCLA	4	None
William R. McLaughlin, 1956	2015	President, The Orvis Company; former President and CEO, Select Comfort	4	None
Bailey Morris-Eck, 1944	2010	Director and Programming Chair, WYPR Baltimore/ Washington (public radio station)	4	None

Interested trustee4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Eric S. Richter, 1960 Vice Chairman of the Board	2010	Partner — Capital Research Global Investors, Capital Research and Management Company	1	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

34	American Funds Global Balanced Fund

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
David M. Riley, 1967 President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Mark A. Brett, 1958 Vice President	2010	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6]
Partner — Capital Fixed Income Investors, Capital International Limited;[6]
Senior Vice President, Capital International Limited;[6]
Senior Vice President, Capital International Sàrl;[6]
		Director, Capital Strategy Research, Inc.[6]
Herbert Y. Poon, 1973 Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company
Laurie D. Neat, 1971 Secretary	2016	Vice President — Fund Business Management Group, Capital Research and Management Company;
Vice President, Capital Guardian Trust Company;[6]
Vice President and Trust Officer, Capital Bank and Trust Company;[6]
		Vice President, Capital International, Inc.[6]
Brian D. Bullard, 1969 Treasurer	2015	Senior Vice President — Investment Operations, Capital Research and Management Company
Raymond F. Sullivan, Jr., 1957 Assistant Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company
Hong T. Le, 1978 Assistant Treasurer	2016	Assistant Vice President — Investment Operations, Capital Research and Management Company; Assistant Vice President, Capital Bank and Trust Company[6]

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the directors/trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Global Balanced Fund	35

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon

One Wall Street

New York, NY 10286

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	American Funds Global Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete October 31, 2017, portfolio of American Funds Global Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Global Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Global Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2016	$103,000
2017	$94,000

b) Audit-Related Fees:
2016	$3,000
2017	$3,000

c) Tax Fees:
2016	$15,000
2017	$11,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2016	None
2017	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2016	$1,138,000
2017	$1,194,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2016	None
2017	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2016	$3,000
2017	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,211,000 for fiscal year 2016 and $1,396,000 for fiscal year 2017. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Global Balanced FundSM

Investment portfolio

October 31, 2017

Common stocks 60.02% Financials 9.86%	Shares	Value (000)
Zurich Insurance Group AG	464,625	$141,812
Banco Santander, SA	19,831,300	134,514
UBS Group AG	7,541,750	128,361
JPMorgan Chase & Co.	1,030,560	103,685
Société Générale	1,834,227	102,129
Prudential PLC	4,084,495	100,468
HDFC Bank Ltd.1	3,566,020	99,673
HSBC Holdings PLC (HKD denominated)	8,150,324	79,608
BNP Paribas SA	782,800	61,130
Royal Bank of Canada	670,000	52,386
Goldman Sachs Group, Inc.	195,200	47,332
Barclays PLC	17,436,861	43,064
ABN AMRO Group NV, depository receipts	1,280,000	39,534
Sampo Oyj, Class A	747,000	39,139
Lloyds Banking Group PLC	39,865,000	36,157
Citigroup Inc.	425,000	31,237
KB Financial Group Inc.	575,000	29,973
BB&T Corp.	592,000	29,150
AIA Group Ltd.	3,775,200	28,406
Prudential Financial, Inc.	178,000	19,662
Siam Commercial Bank PCL, foreign registered	4,277,100	18,862
CME Group Inc., Class A	137,000	18,792
Principal Financial Group, Inc.	269,000	17,714
Hana Financial Group Inc.	44,400	1,900
		1,404,688
Information technology 7.93%
Intel Corp.	3,721,500	169,291
Alphabet Inc., Class A2	78,875	81,481
Alphabet Inc., Class C2	75,506	76,762
Samsung Electronics Co., Ltd.	58,459	143,702
Alibaba Group Holding Ltd. (ADR)2	765,100	141,459
Taiwan Semiconductor Manufacturing Co., Ltd.	12,575,000	101,319
Microsoft Corp.	1,087,000	90,417
Tencent Holdings Ltd.	1,865,800	83,659
Broadcom Ltd.	269,600	71,150
Apple Inc.	319,500	54,008
Accenture PLC, Class A	295,000	41,996
ASML Holding NV	187,000	33,720
Western Union Co.	1,530,000	30,386
Flex Ltd.2	608,458	10,830
		1,130,180
Health care 6.52%
Novartis AG	2,081,950	171,539
AbbVie Inc.	1,699,600	153,389
Abbott Laboratories	2,296,879	124,560

American Funds Global Balanced Fund — Page 1 of 16

Common stocks Health care (continued)	Shares	Value (000)
Amgen Inc.	655,446	$114,847
Stryker Corp.	560,150	86,751
Thermo Fisher Scientific Inc.	353,800	68,577
UnitedHealth Group Inc.	260,000	54,657
ConvaTec Group PLC	17,968,940	46,752
Teva Pharmaceutical Industries Ltd. (ADR)	2,334,500	32,216
Gilead Sciences, Inc.	295,300	22,136
GlaxoSmithKline PLC	1,181,100	21,295
Grifols, SA, Class B, preferred nonvoting, non-registered shares	739,228	17,084
Medtronic PLC	184,000	14,816
		928,619
Consumer staples 6.02%
Imperial Brands PLC	5,564,900	226,941
Philip Morris International Inc.	1,550,400	162,234
Nestlé SA	1,225,900	103,095
Altria Group, Inc.	1,380,700	88,669
Pernod Ricard SA	551,000	82,636
Thai Beverage PCL	100,840,677	72,499
Coca-Cola Co.	777,800	35,763
Meiji Holdings Co., Ltd.	418,500	34,082
British American Tobacco PLC (ADR)	454,516	29,271
Kellogg Co.	360,000	22,511
		857,701
Energy 6.00%
Royal Dutch Shell PLC, Class A	4,591,014	144,238
Royal Dutch Shell PLC, Class B	2,086,605	67,107
Canadian Natural Resources, Ltd.	4,252,300	148,391
BP PLC	13,376,351	90,641
TOTAL SA	1,417,942	79,066
Enbridge Inc. (CAD denominated)	1,843,954	70,865
Halliburton Co.	1,500,000	64,110
Eni SpA	2,800,000	45,793
Williams Companies, Inc.	1,320,000	37,620
Exxon Mobil Corp.	371,500	30,965
Golar LNG Ltd.	1,103,000	23,306
TransCanada Corp.	470,029	22,316
Denbury Resources Inc.2	10,587,000	13,022
Chesapeake Energy Corp.2	2,750,000	10,725
Schlumberger Ltd.	99,000	6,336
		854,501
Consumer discretionary 5.84%
Netflix, Inc.2	657,550	129,163
Hyundai Motor Co.	804,975	115,679
LVMH Moët Hennessy-Louis Vuitton SE	219,500	65,481
Paddy Power Betfair PLC	621,095	63,522
Ctrip.com International, Ltd. (ADR)2	1,325,000	63,454
Amazon.com, Inc.2	43,025	47,555
MGM Resorts International	1,455,300	45,624
ITV PLC	18,351,952	40,095
NEXT PLC	577,163	37,722
Twenty-First Century Fox, Inc., Class A	1,421,500	37,172
Harley-Davidson, Inc.	784,459	37,136

American Funds Global Balanced Fund — Page 2 of 16

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Galaxy Entertainment Group Ltd.	5,244,000	$35,693
Wyndham Worldwide Corp.	330,000	35,261
Kering SA	68,700	31,490
ProSiebenSat.1 Media SE	361,000	12,592
Daily Mail and General Trust PLC, Class A, nonvoting	1,025,091	9,442
William Hill PLC	2,732,960	9,379
Greene King PLC	1,144,000	8,220
Viacom Inc., Class B	316,000	7,593
		832,273
Industrials 4.47%
General Dynamics Corp.	452,100	91,767
BAE Systems PLC	10,112,300	79,711
Union Pacific Corp.	586,800	67,946
Boeing Co.	230,000	59,335
Komatsu Ltd.	1,762,800	57,316
Leonardo SPA	2,629,709	45,427
General Electric Co.	2,180,000	43,949
Capita PLC	6,033,883	41,993
China Merchants Port Holdings Co. Ltd.	12,728,000	39,809
Nielsen Holdings PLC	769,598	28,529
Alliance Global Group, Inc.2	70,204,800	21,758
ASSA ABLOY AB, Class B	863,000	18,215
Bunzl PLC	472,300	14,710
Industries Qatar QSC	503,000	13,192
United Technologies Corp.	104,300	12,491
		636,148
Telecommunication services 3.74%
Verizon Communications Inc.	3,613,055	172,957
Nippon Telegraph and Telephone Corp.	2,862,100	137,762
BCE Inc.	1,205,000	55,641
LG Uplus Corp.	4,313,158	49,470
SoftBank Group Corp.	490,000	42,866
Intouch Holdings PCL, foreign registered	12,790,000	22,331
Intouch Holdings PCL, nonvoting depository receipts	7,620,000	13,304
TELUS Corp.	811,570	29,395
Singapore Telecommunications Ltd.	3,194,500	8,788
		532,514
Utilities 3.73%
Iberdrola, SA, non-registered shares	17,373,300	140,406
Engie SA	6,531,518	110,396
Exelon Corp.	1,325,000	53,278
SSE PLC	2,513,493	46,135
CK Infrastructure Holdings Ltd.	4,119,000	35,850
EDP - Energias de Portugal, SA	9,561,000	34,113
Red Eléctrica de Corporación, SA	1,463,800	32,414
Dominion Energy, Inc.	273,200	22,168
National Grid PLC	1,783,917	21,466
Glow Energy PCL, foreign registered	6,672,000	18,076
CMS Energy Corp.	344,000	16,639
		530,941

American Funds Global Balanced Fund — Page 3 of 16

Common stocks Materials 1.09%	Shares	Value (000)
Rio Tinto PLC	2,732,300	$128,772
Vale SA, ordinary nominative (ADR)	2,732,535	26,751
		155,523
Real estate 0.69%
Crown Castle International Corp. REIT	345,077	36,951
Lamar Advertising Co. REIT, Class A	338,200	23,823
American Campus Communities, Inc. REIT	556,200	23,127
Link REIT	1,662,600	13,969
		97,870
Miscellaneous 4.13%
Other common stocks in initial period of acquisition		588,378
Total common stocks (cost: $7,259,328,000)		8,549,336
Preferred securities 0.06% Financials 0.05%
Federal Home Loan Mortgage Corp., Series Z, 8.375%2	570,650	3,761
Fannie Mae, Series S, 8.25% noncumulative2	528,625	3,600
		7,361
Miscellaneous 0.01%
Other preferred securities in initial period of acquisition		1,699
Total preferred securities (cost: $6,858,000)		9,060
Rights & warrants 0.01% Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		947
Total rights & warrants (cost: $934,000)		947
Convertible stocks 0.14% Energy 0.11%
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	427,000	16,055
Utilities 0.03%
Dominion Resources, Inc., convertible preferred, Series A, units	86,600	4,532
Total convertible stocks (cost: $19,671,000)		20,587
Bonds, notes & other debt instruments 33.47% Bonds & notes of governments & government agencies outside the U.S. 14.93%	Principal?amount (000)
Abu Dhabi (Emirate of) 2.50% 20223	$ 7,100	7,059
Abu Dhabi (Emirate of) 3.125% 20273	7,100	7,016
Australia (Commonwealth of), Series 124, 5.75% 2021	A$69,300	59,751
Australia (Commonwealth of), Series 128, 5.75% 2022	48,350	42,869
Australia (Commonwealth of), Series 136, 4.75% 2027	4,300	3,875
Australia (Commonwealth of), Series 138, 3.25% 2029	7,250	5,813
Belgium (Kingdom of), Series 77, 1.00% 2026	€25,000	30,534

American Funds Global Balanced Fund — Page 4 of 16

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Canada 2.25% 2025	C$79,850	$63,746
Chile (Republic of) 3.86% 2047	$2,100	2,130
Colombia (Republic of), Series B, 7.50% 2026	COP50,910,000	17,770
European Investment Bank 2.25% 2022	$19,076	19,170
French Republic O.A.T. 1.75% 2024	€7,850	10,170
French Republic O.A.T. 2.25% 2024	5,550	7,399
French Republic O.A.T. 0.50% 2026	13,400	15,710
Germany (Federal Republic of) 1.75% 20204	6,889	8,696
Germany (Federal Republic of) 0.10% 20234	1,996	2,519
Germany (Federal Republic of) 0.50% 2026	61,890	74,359
Germany (Federal Republic of) 2.50% 2046	26,390	40,685
India (Republic of) 7.28% 2019	INR575,100	9,005
India (Republic of) 7.80% 2021	1,101,800	17,641
India (Republic of) 7.68% 2023	1,655,000	26,646
India (Republic of) 8.83% 2023	407,200	6,874
India (Republic of) 6.97% 2026	3,221,100	49,793
India (Republic of) 8.60% 2028	455,000	7,728
India (Republic of) 7.59% 2029	280,000	4,451
Indonesia (Republic of) 4.875% 2021	$9,100	9,800
Indonesia (Republic of) 4.875% 20213	1,500	1,615
Indonesia (Republic of) 3.75% 2022	4,895	5,096
Indonesia (Republic of) 3.375% 2023	640	652
Indonesia (Republic of) 4.75% 2026	4,800	5,245
Indonesia (Republic of) 3.85% 20273	10,000	10,317
Ireland (Republic of) 3.90% 2023	€15,930	22,506
Ireland (Republic of) 3.40% 2024	10,500	14,768
Ireland (Republic of) 5.40% 2025	6,410	10,206
Ireland (Republic of) 2.00% 2045	5,700	7,031
Israel (State of) 2.00% 2027	ILS70,310	20,400
Israel (State of) 5.50% 2042	61,800	25,857
Italy (Republic of) 1.45% 2022	€37,225	45,084
Italy (Republic of) 0.95% 2023	5,500	6,463
Italy (Republic of) 4.75% 2023	2,600	3,692
Italy (Republic of) 4.50% 2024	5,100	7,188
Japan, Series 128, 0.10% 2021	¥735,000	6,514
Japan, Series 315, 1.20% 2021	2,580,000	23,772
Japan, Series 326, 0.70% 2022	3,175,000	29,045
Japan, Series 17, 0.10% 20234	243,225	2,229
Japan, Series 19, 0.10% 20244	1,461,460	13,476
Japan, Series 18, 0.10% 20244	699,720	6,428
Japan, Series 337, 0.30% 2024	5,040,000	45,387
Japan, Series 336, 0.50% 2024	1,125,000	10,274
Japan, Series 20, 0.10% 20254	656,965	6,058
Japan, Series 340, 0.40% 2025	2,790,000	25,327
Japan, Series 344, 0.10% 2026	5,750,000	50,889
Japan, Series 21, 0.10% 20264	1,302,379	12,044
Japan, Series 116, 2.20% 2030	829,000	9,085
Japan, Series 145, 1.70% 2033	6,835,000	72,328
Japan, Series 150, 1.40% 2034	660,000	6,718
Japan, Series 21, 2.30% 2035	1,360,000	15,674
Japan, Series 36, 2.00% 2042	200,000	2,251
Japan, Series 42, 1.70% 2044	1,115,000	11,936
KfW 2.125% 2022	$9,743	9,739
Kuwait (State of) 2.75% 20223	7,300	7,377
Lithuania (Republic of) 7.375% 2020	2,900	3,246

American Funds Global Balanced Fund — Page 5 of 16

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Lithuania (Republic of) 6.625% 20223	$1,000	$1,171
Maharashtra (State of) 8.12% 2025	INR269,020	4,336
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR10,001	2,374
Malaysia (Federation of), Series 0203, 4.24% 2018	1,219	289
Malaysia (Federation of), Series 0515, 3.759% 2019	35,950	8,554
Malaysia (Federation of), Series 0315, 3.659% 2020	2,221	527
Malaysia (Federation of), Series 0314, 4.048% 2021	13,400	3,207
Malaysia (Federation of), Series 0215, 3.795% 2022	16,000	3,789
Malaysia (Federation of), Series 0116, 3.80% 2023	65,250	15,316
Malaysia (Federation of), Series 0115, 3.955% 2025	98,300	22,906
Malaysia (Federation of), Series 0316, 3.90% 2026	53,000	12,341
Malaysia (Federation of), Series 0417, 3.899% 2027	28,200	6,633
Malaysia (Federation of), Series 0310, 4.498% 2030	49,650	11,845
Morocco (Kingdom of) 4.25% 2022	$5,700	5,994
Morocco (Kingdom of) 4.25% 20223	500	526
Morocco (Kingdom of) 5.50% 2042	3,500	3,920
National Highways Authority of India 7.17% 2021	INR480,000	7,431
National Highways Authority of India 7.27% 2022	100,000	1,551
Norway (Kingdom of) 3.75% 2021	NKr322,600	43,402
Norway (Kingdom of) 3.00% 2024	67,500	9,123
Panama (Republic of) 4.50% 20475	$15,000	15,878
Peru (Republic of) 6.35% 2028	PEN15,000	4,967
Peru (Republic of) 6.15% 2032	12,530	4,050
Peru (Republic of) 5.625% 2050	$375	474
Poland (Republic of), Series 1020, 5.25% 2020	PLN122,300	36,697
Poland (Republic of), Series 0421, 2.00% 2021	24,900	6,784
Poland (Republic of), Series 1021, 5.75% 2021	163,100	50,441
Poland (Republic of), Series 0922, 5.75% 2022	54,490	17,070
Poland (Republic of), Series 1023, 4.00% 2023	89,600	26,067
Poland (Republic of), Series 0725, 3.25% 2025	90,500	24,869
Poland (Republic of), Series 0726, 2.50% 2026	103,460	26,609
Portuguese Republic 2.875% 2025	€29,300	37,111
Portuguese Republic 2.875% 2026	29,600	37,256
Portuguese Republic 4.125% 2027	9,358	12,814
Portuguese Republic 3.875% 2030	62,200	82,357
Qatar (State of) 5.25% 2020	$1,300	1,376
Qatar (State of) 4.50% 20223	1,000	1,057
Quebec (Province of) 2.375% 2022	4,142	4,159
Russian Federation 6.20% 2018	RUB193,400	3,296
Russian Federation 7.00% 2023	430,470	7,256
Saudi Arabia (Kingdom of) 2.375% 20213	$1,650	1,624
Saudi Arabia (Kingdom of) 2.894% 20223	3,800	3,809
Saudi Arabia (Kingdom of) 3.628% 20273	3,800	3,864
Saudi Arabia (Kingdom of) 3.625% 20283	8,235	8,184
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR120,405	8,284
South Africa (Republic of), Series R-214, 6.50% 2041	251,250	12,113
Spain (Kingdom of) 2.75% 2024	€17,325	22,832
Spain (Kingdom of) 3.80% 2024	11,750	16,368
Spain (Kingdom of) 1.30% 20263	14,440	16,906
Spain (Kingdom of) 1.95% 2026	4,250	5,261
Sweden (Kingdom of) 1.125% 20193	$6,800	6,721
Thailand (Kingdom of) 1.875% 2022	THB684,900	20,662
Thailand (Kingdom of) 3.85% 2025	283,400	9,530
Thailand (Kingdom of) 2.125% 2026	203,000	6,008
United Kingdom 4.75% 2020	£25	37

American Funds Global Balanced Fund — Page 6 of 16

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
United Kingdom 1.75% 2022	£11,970	$16,636
United Kingdom 2.25% 2023	2,250	3,218
United Kingdom 4.25% 2027	17,640	29,865
United Kingdom 3.25% 2044	8,500	14,314
United Kingdom 3.50% 2045	7,300	12,888
United Mexican States 4.00% 20194	MXN110,996	5,869
United Mexican States 4.125% 2026	$14,340	14,960
United Mexican States 4.00% 20404	MXN94,055	5,142
United Mexican States 4.75% 2044	$6,600	6,612
United Mexican States 4.35% 2047	8,500	8,016
United Mexican States, Series M, 8.00% 2020	MXN146,000	7,797
United Mexican States, Series M, 6.50% 2021	1,109,500	56,904
United Mexican States, Series M, 6.50% 2022	88,300	4,510
United Mexican States, Series M20, 10.00% 2024	724,700	43,878
United Mexican States, Series M, 5.75% 2026	1,235,000	58,562
United Mexican States, Series M30, 10.00% 2036	96,000	6,279
Uruguay (Oriental Republic of) 9.875% 2022	UYU146,360	5,342
Uruguay (Oriental Republic of) 8.50% 2028	324,512	11,340
		2,127,284
U.S. Treasury bonds & notes 9.72% U.S. Treasury 7.25%
U.S. Treasury 3.50% 2018	$3,250	3,272
U.S. Treasury 1.125% 2019	108,500	107,960
U.S. Treasury 1.625% 2019	34,050	34,082
U.S. Treasury 1.625% 2019	4,000	4,003
U.S. Treasury 1.75% 2019	16,900	16,949
U.S. Treasury 1.125% 2020	5,200	5,134
U.S. Treasury 1.375% 2020	34,800	34,528
U.S. Treasury 1.75% 2020	28,600	28,574
U.S. Treasury 2.125% 2020	5,900	5,966
U.S. Treasury 1.125% 2021	28,650	27,893
U.S. Treasury 1.25% 20216	75,300	73,903
U.S. Treasury 1.75% 2021	34,400	34,192
U.S. Treasury 2.00% 2021	32,550	32,701
U.S. Treasury 2.125% 2021	49,555	49,999
U.S. Treasury 2.125% 2021	12,700	12,825
U.S. Treasury 3.125% 2021	875	914
U.S. Treasury 1.625% 2022	10,000	9,828
U.S. Treasury 1.75% 2022	176,135	174,291
U.S. Treasury 1.875% 2022	54,700	54,568
U.S. Treasury 1.875% 2022	42,900	42,657
U.S. Treasury 1.875% 2022	10,000	9,972
U.S. Treasury 2.00% 2022	12,000	11,997
U.S. Treasury 2.00% 2024	35,000	34,603
U.S. Treasury 2.125% 2024	37,600	37,370
U.S. Treasury 2.25% 2024	9,100	9,110
U.S. Treasury 2.50% 2024	18,750	19,102
U.S. Treasury 2.125% 2025	20,240	20,040
U.S. Treasury 2.00% 2026	15,700	15,252
U.S. Treasury 2.25% 2027	28,960	28,686
U.S. Treasury 2.25% 2027	5,000	4,946

American Funds Global Balanced Fund — Page 7 of 16

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 2.375% 2027	$68,600	$68,643
U.S. Treasury 3.625% 2044	16,445	18,838
		1,032,798
U.S. Treasury inflation-protected securities 2.47%
U.S. Treasury Inflation-Protected Security 0.125% 20214	43,297	43,377
U.S. Treasury Inflation-Protected Security 0.125% 20224	3,576	3,589
U.S. Treasury Inflation-Protected Security 0.375% 20234	11,340	11,467
U.S. Treasury Inflation-Protected Security 0.125% 20244	108,508	107,296
U.S. Treasury Inflation-Protected Security 0.625% 20244	58,941	60,076
U.S. Treasury Inflation-Protected Security 0.25% 20254	55,846	55,257
U.S. Treasury Inflation-Protected Security 0.375% 20254	9,239	9,236
U.S. Treasury Inflation-Protected Security 2.375% 20254	2,670	3,044
U.S. Treasury Inflation-Protected Security 0.625% 20264	22,110	22,395
U.S. Treasury Inflation-Protected Security 0.375% 20274	27,338	26,990
U.S. Treasury Inflation-Protected Security 1.375% 20444	8,216	9,098
		351,825
Total U.S. Treasury bonds & notes		1,384,623
Corporate bonds & notes 7.88% Financials 1.54%
ACE INA Holdings Inc. 2.875% 2022	645	656
ACE INA Holdings Inc. 3.35% 2026	645	662
ACE INA Holdings Inc. 4.35% 2045	1,120	1,243
Allianz SE, 4.75% 2049	€2,800	3,868
Aviva PLC, subordinated 6.875% 2058	£2,250	4,037
AXA SA, junior subordinated 5.453% 2049	5,625	8,507
Banco de Crédito del Perú 5.375% 20203	$125	136
Banco Nacional de Comercio Exterior SNC 3.80% 20263	1,550	1,548
Bank of America Corp. 3.875% 2025	7,030	7,379
Bank of America Corp. 3.50% 2026	2,000	2,040
Barclays Bank PLC 6.00% 2021	€1,400	1,903
Barclays Bank PLC 10.00% 2021	£3,700	6,221
Barclays Bank PLC 6.625% 2022	€725	1,049
Barclays Bank PLC 3.65% 2025	$2,150	2,162
Berkshire Hathaway Inc. 3.00% 2022	1,775	1,831
BPCE SA group 5.70% 20233	7,625	8,524
CaixaBank, SA 5.00% 2023	€2,800	3,405
Citigroup Inc. 2.50% 2018	$890	895
Citigroup Inc. 3.20% 2026	6,329	6,270
Crédit Agricole SA 4.375% 20253	3,350	3,513
Credit Suisse Group AG 3.00% 2021	3,450	3,527
Goldman Sachs Group, Inc. 2.55% 2019	670	675
Goldman Sachs Group, Inc. 2.875% 2021	4,000	4,054
Goldman Sachs Group, Inc. 5.25% 2021	900	986
Goldman Sachs Group, Inc. 2.905% 2023	6,000	5,979
Goldman Sachs Group, Inc. 3.625% 2023	3,150	3,261
Goldman Sachs Group, Inc. 3.50% 2025	10,205	10,373
Goldman Sachs Group, Inc. 3.75% 2026	1,000	1,028
Goldman Sachs Group, Inc. 4.75% 2045	2,835	3,158
HSBC Holdings PLC 4.125% 20203	560	590
HSBC Holdings PLC 2.95% 2021	570	580
HSBC Holdings PLC 4.00% 2022	1,400	1,480

American Funds Global Balanced Fund — Page 8 of 16

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
HSBC Holdings PLC 3.375% 2024	€3,450	$4,180
HSBC Holdings PLC 3.90% 2026	$5,865	6,133
HSBC Holdings PLC 4.30% 2026	4,670	5,018
Intesa Sanpaolo SpA 6.625% 2023	€3,900	5,754
Intesa Sanpaolo SpA 5.017% 20243	$22,425	22,978
JPMorgan Chase & Co. 2.55% 2021	11,921	12,000
JPMorgan Chase & Co. 3.25% 2022	1,850	1,905
JPMorgan Chase & Co. 2.70% 2023	4,225	4,217
Lloyds Banking Group PLC 6.50% 2020	€4,940	6,628
Lloyds Banking Group PLC 7.625% 2025	£1,225	2,178
Morgan Stanley 3.125% 2026	$3,175	3,132
Morgan Stanley 3.875% 2026	2,705	2,823
NN Group NV, 4.625% 2044	€2,000	2,705
NN Group NV, 4.50% 2049	2,050	2,693
PNC Financial Services Group, Inc. 2.854% 20227	$2,000	2,036
Rabobank Nederland 3.875% 2023	€2,400	3,290
Rabobank Nederland 4.625% 2023	$3,750	4,066
Skandinaviska Enskilda Banken AB 2.80% 2022	12,500	12,677
UniCredit SPA 3.75% 20223	5,000	5,123
UniCredit SPA 4.625% 20273	3,450	3,672
Wells Fargo & Co. 3.584% 2028	5,210	5,276
		220,024
Energy 1.34%
Chevron Corp. 1.961% 2020	5,175	5,189
Chevron Corp. 2.498% 2022	9,180	9,284
Chevron Corp. 2.954% 2026	3,225	3,238
Ecopetrol SA 5.875% 2045	1,160	1,151
Enbridge Energy Partners, LP 5.875% 2025	1,845	2,116
Enbridge Energy Partners, LP 7.375% 2045	5,035	6,685
Enbridge Inc. 4.25% 2026	2,685	2,836
Enbridge Inc. 3.70% 2027	2,083	2,114
Energy Transfer Partners, LP 4.00% 2027	3,067	3,056
Energy Transfer Partners, LP 4.20% 2027	610	618
Genel Energy Finance 3 Ltd. 7.50% 20193	3,000	2,790
Halliburton Co. 3.80% 2025	4,210	4,377
Kinder Morgan Energy Partners, LP 3.50% 2021	850	875
Kinder Morgan Energy Partners, LP 4.15% 2024	1,300	1,355
Kinder Morgan Energy Partners, LP 5.00% 2043	1,980	1,993
Kinder Morgan Energy Partners, LP 5.50% 2044	4,175	4,422
Kinder Morgan, Inc. 4.30% 2025	24,680	25,952
Kinder Morgan, Inc. 5.55% 2045	6,894	7,515
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	27
Petróleos Mexicanos 6.875% 2026	6,715	7,567
Petróleos Mexicanos 6.50% 20273	8,000	8,741
Petróleos Mexicanos 6.50% 2041	675	685
Petróleos Mexicanos 5.50% 2044	2,000	1,812
Petróleos Mexicanos 5.625% 2046	8,030	7,339
Petróleos Mexicanos 6.75% 2047	3,993	4,126
Phillips 66 Partners LP 4.68% 2045	220	223
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20193,5	71	71
Schlumberger BV 4.00% 20253	3,080	3,250
Statoil ASA 3.25% 2024	4,100	4,216
Statoil ASA 3.70% 2024	1,475	1,558

American Funds Global Balanced Fund — Page 9 of 16

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
TransCanada Corp. 6.50% 2018	$125	$130
TransCanada Corp. 7.125% 2019	125	132
TransCanada Corp. 5.875% 2076	18,000	19,710
Transocean Inc. 5.80% 2022	5,100	5,011
Transportadora de Gas Peru SA 4.25% 20283,5	1,700	1,762
Tullow Oil PLC 6.00% 2020	4,240	4,277
Tullow Oil PLC 6.25% 2022	5,000	5,013
Williams Partners LP 5.25% 2020	150	160
Williams Partners LP 4.50% 2023	1,500	1,605
Williams Partners LP 4.30% 2024	4,550	4,824
Williams Partners LP 3.90% 2025	945	972
Williams Partners LP 4.00% 2025	21,448	22,186
		190,963
Health care 1.16%
Abbott Laboratories 3.75% 2026	4,000	4,134
AbbVie Inc. 2.50% 2020	7,400	7,463
AbbVie Inc. 3.60% 2025	1,400	1,441
AbbVie Inc. 3.20% 2026	2,852	2,839
AbbVie Inc. 4.50% 2035	535	577
Aetna Inc. 2.80% 2023	395	393
Allergan PLC 3.00% 2020	1,870	1,899
Allergan PLC 3.80% 2025	16,730	17,150
Allergan PLC 4.55% 2035	5,540	5,840
Allergan PLC 4.75% 2045	1,406	1,490
Amgen Inc. 1.85% 2021	770	755
Amgen Inc. 2.25% 2023	9,850	9,588
Baxalta Inc. 4.00% 2025	3,185	3,343
Becton, Dickinson and Co. 2.675% 2019	4,356	4,402
Becton, Dickinson and Co. 2.894% 2022	2,545	2,553
Becton, Dickinson and Co. 3.734% 2024	1,178	1,212
Becton, Dickinson and Co. 3.70% 2027	2,895	2,918
EMD Finance LLC 3.25% 20253	2,100	2,131
Medtronic, Inc. 3.50% 2025	8,000	8,315
Roche Holdings, Inc. 3.35% 20243	17,400	18,128
Shire PLC 2.40% 2021	6,350	6,312
Shire PLC 2.875% 2023	985	976
Shire PLC 3.20% 2026	905	884
Teva Pharmaceutical Finance Company BV 3.15% 2026	32,150	28,543
Teva Pharmaceutical Finance Company BV 4.10% 2046	9,625	7,685
Valeant Pharmaceuticals International, Inc. 6.375% 20203	17,530	17,464
Valeant Pharmaceuticals International, Inc. 6.125% 20253	7,454	6,289
		164,724
Utilities 0.87%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20233	4,800	4,872
American Electric Power Co., Inc. 2.75% 2026	2,350	2,271
Berkshire Hathaway Energy Co. 3.50% 2025	4,200	4,369
CMS Energy Corp. 3.60% 2025	4,850	4,973
Colbun SA 3.95% 20273	6,330	6,336
Duke Energy Corp. 3.75% 2024	3,950	4,135
Duke Energy Corp. 2.65% 2026	4,700	4,519
Duke Energy Florida, LLC 3.20% 2027	1,570	1,587
E.ON International Finance BV 5.80% 20183	1,325	1,351

American Funds Global Balanced Fund — Page 10 of 16

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Electricité de France SA 6.00% 2114	£500	$958
Enel Finance International SA 2.75% 20233	$10,800	10,734
Enel Finance International SA 3.625% 20273	6,375	6,383
Enel Finance International SA 3.50% 20283	3,800	3,742
Enersis Américas SA 4.00% 2026	4,690	4,796
Exelon Corp. 3.497% 2022	1,350	1,391
Exelon Corp. 3.40% 2026	4,390	4,428
FirstEnergy Corp. 3.90% 2027	30,625	31,326
FirstEnergy Corp. 3.50% 20283	1,390	1,396
FirstEnergy Corp. 4.85% 2047	1,085	1,173
Niagara Mohawk Power Corp. 3.508% 20243	2,380	2,465
Pacific Gas and Electric Co. 3.85% 2023	1,710	1,794
Pacific Gas and Electric Co. 2.95% 2026	1,035	1,017
Pacific Gas and Electric Co. 4.25% 2046	3,075	3,218
PacifiCorp. 3.35% 2025	725	745
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,555
State Grid Overseas Investment Ltd. 3.50% 20273	11,000	11,240
		123,774
Consumer discretionary 0.74%
Amazon.com, Inc. 2.80% 20243	7,345	7,363
Amazon.com, Inc. 3.15% 20273	4,265	4,299
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20263	10,050	10,531
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 20283	1,975	1,959
DaimlerChrysler North America Holding Corp. 1.875% 20183	3,900	3,902
DaimlerChrysler North America Holding Corp. 2.00% 20213	10,275	10,120
Ford Motor Credit Co. 3.20% 2021	8,400	8,595
Ford Motor Credit Co. 3.339% 2022	1,650	1,685
Hyundai Capital America 2.55% 20203	5,750	5,732
Hyundai Capital Services Inc. 2.625% 20203	2,185	2,176
Li & Fung Ltd. 6.00% (undated)	10,000	10,160
McDonald’s Corp. 3.70% 2026	1,355	1,419
McDonald’s Corp. 4.875% 2045	910	1,039
Newell Rubbermaid Inc. 3.85% 2023	1,250	1,313
Newell Rubbermaid Inc. 4.20% 2026	9,360	9,874
Newell Rubbermaid Inc. 5.50% 2046	1,005	1,195
News America Inc. 3.00% 2022	20,000	20,383
Thomson Reuters Corp. 4.30% 2023	1,950	2,076
Time Warner Inc. 4.75% 2021	1,300	1,394
		105,215
Telecommunication services 0.60%
AT&T Inc. 2.45% 2020	1,930	1,949
AT&T Inc. 2.80% 2021	6,620	6,719
AT&T Inc. 3.90% 2027	4,395	4,384
AT&T Inc. 4.25% 2027	2,130	2,188
AT&T Inc. 4.90% 2037	4,380	4,392
CenturyLink, Inc. 7.50% 2024	3,685	3,925
CenturyLink, Inc., Series T, 5.80% 2022	4,907	4,999
Deutsche Telekom International Finance BV 1.95% 20213	1,625	1,588
Deutsche Telekom International Finance BV 2.82% 20223	4,625	4,657
Deutsche Telekom International Finance BV 9.25% 2032	1,815	2,854
France Télécom 5.625% 2018	€500	602
France Télécom 9.00% 2031	$3,865	5,870

American Funds Global Balanced Fund — Page 11 of 16

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal?amount (000)	Value (000)
France Télécom 5.375% 2050	£2,000	$3,805
Frontier Communications Corp. 11.00% 2025	$1,885	1,605
Sprint Corp. 11.50% 2021	925	1,163
T-Mobile US, Inc. 6.00% 2024	4,250	4,558
T-Mobile US, Inc. 6.375% 2025	5,725	6,197
T-Mobile US, Inc. 6.50% 2026	15,950	17,686
Verizon Communications Inc. 4.50% 2033	5,350	5,526
Verizon Communications Inc. 4.272% 2036	241	238
		84,905
Consumer staples 0.55%
Altria Group, Inc. 2.625% 2020	1,700	1,723
Altria Group, Inc. 4.75% 2021	3,300	3,582
Anheuser-Busch InBev NV 3.30% 2023	1,315	1,358
Anheuser-Busch InBev NV 4.90% 2046	1,375	1,549
British American Tobacco PLC 2.297% 20203	33,000	33,027
British American Tobacco PLC 2.764% 20223	15,270	15,298
British American Tobacco PLC 3.557% 20273	4,460	4,480
British American Tobacco PLC 4.39% 20373	3,440	3,566
Philip Morris International Inc. 2.00% 2020	2,330	2,330
Philip Morris International Inc. 2.625% 2022	2,680	2,704
Philip Morris International Inc. 4.25% 2044	2,700	2,833
Reynolds American Inc. 4.00% 2022	670	707
Reynolds American Inc. 4.45% 2025	4,190	4,514
Reynolds American Inc. 5.70% 2035	95	112
Reynolds American Inc. 5.85% 2045	825	1,017
		78,800
Materials 0.34%
Anglo American Capital PLC 4.00% 20273	4,270	4,277
CEMEX SAB de CV 5.70% 2025	9,030	9,527
First Quantum Minerals Ltd. 7.25% 20223	15,550	16,327
Vale Overseas Ltd. 6.875% 2036	2,040	2,454
Vale Overseas Ltd. 6.875% 2039	10,075	12,087
Vale SA 6.25% 2026	3,360	3,879
Vale SA 5.625% 2042	125	133
		48,684
Real estate 0.33%
American Campus Communities, Inc. 3.35% 2020	145	149
American Campus Communities, Inc. 3.75% 2023	4,920	5,109
American Campus Communities, Inc. 4.125% 2024	18,200	19,059
Corporate Office Properties LP 3.60% 2023	240	243
Essex Portfolio L.P. 3.50% 2025	5,120	5,184
Essex Portfolio L.P. 3.375% 2026	5,075	5,050
Kimco Realty Corp. 3.40% 2022	355	365
Kimco Realty Corp. 2.70% 2024	1,585	1,536
Scentre Group 3.75% 20273	790	804
WEA Finance LLC 2.70% 20193	1,070	1,079
WEA Finance LLC 3.25% 20203	3,405	3,474
WEA Finance LLC 3.75% 20243	3,570	3,641
Westfield Corp. Ltd. 3.15% 20223	1,510	1,527
		47,220

American Funds Global Balanced Fund — Page 12 of 16

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 0.28%	Principal?amount (000)	Value (000)
Autoridad del Canal de Panama 4.95% 20353,5	$1,300	$1,463
CK Hutchison Holdings Ltd. 2.875% 20223	2,145	2,156
ENA Norte Trust 4.95% 20283,5	889	930
GE Capital European Funding 5.375% 2020	€1,500	1,964
Hutchison Whampoa International (12) Ltd. 3.25% 2022	$5,575	5,693
Hutchison Whampoa International (12) Ltd. 3.625% 2024	15,000	15,516
Hutchison Whampoa Ltd. 4.625% 01-13-2022	7,000	7,454
Lima Metro Line Finance Ltd. 5.875% 20343,5	2,938	3,247
Lockheed Martin Corp. 3.10% 2023	335	344
Lockheed Martin Corp. 3.55% 2026	555	578
Red de Carreteras de Occidente 9.00% 20285	MXN18,470	950
		40,295
Information technology 0.13%
Apple Inc. 3.35% 2027	$2,650	2,722
Apple Inc. 2.50% 2022	2,970	3,002
Microsoft Corp. 2.40% 2026	3,800	3,675
Microsoft Corp. 3.30% 2027	8,920	9,216
		18,615
Total corporate bonds & notes		1,123,219
Mortgage-backed obligations 0.90% Federal agency mortgage-backed obligations 0.45%
Fannie Mae 6.00% 20375	164	186
Fannie Mae 4.00% 20415	177	187
Fannie Mae 4.00% 20415	137	144
Fannie Mae 4.00% 20415	114	120
Fannie Mae 4.00% 20415	35	37
Fannie Mae 4.00% 20475,8	50,700	53,123
Fannie Mae 4.50% 20475,8	6,800	7,261
Government National Mortgage Assn. 4.00% 20455	3,818	4,037
		65,095
Other mortgage-backed securities 0.44%
Korea Housing Finance Corp. 2.50% 20203,5	3,600	3,584
Korea Housing Finance Corp. 2.00% 20213,5	5,900	5,717
Nykredit Realkredit AS, Series 01E, 2.00% 20375	DKr138,295	22,456
Nykredit Realkredit AS, Series 01E, 2.50% 20475	34,148	5,548
Realkredit Danmark AS, Series 22S, 2.00% 20375	145,712	23,682
		60,987
Commercial mortgage-backed securities 0.01%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20343,5	$1,960	2,007
Total mortgage-backed obligations		128,089
Asset-backed obligations 0.04%
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.589% 20205,9	5,020	5,025
Total bonds, notes & other debt instruments (cost: $4,750,045,000)		4,768,240

American Funds Global Balanced Fund — Page 13 of 16

Short-term securities 6.21%	Principal?amount (000)	Value (000)
American Honda Finance Corp. 1.20% due 12/14/2017	$25,700	$25,664
Apple Inc. 1.13% due 11/13/20173	25,000	24,990
Australia & New Zealand Banking Group, Ltd. 1.25% due 11/20/20173	25,000	24,983
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.16% due 11/7/2017	94,900	94,879
BNP Paribas, New York Branch 1.16% due 11/1/2017	75,600	75,598
Cisco Systems, Inc. 1.23% due 1/10/20183	8,900	8,879
Export Development Canada 1.23% due 11/15/2017	25,000	24,989
Federal Home Loan Bank 1.05%–1.07% due 12/27/2017–1/10/2018	42,800	42,714
KfW 1.32% due 1/12/20183	41,700	41,590
Liberty Street Funding Corp. 1.21%–1.31% due 11/2/2017–11/29/20173	105,400	105,335
Mizuho Bank, Ltd. 1.22%–1.36% due 11/27/2017–1/23/20183	130,400	130,185
Sanofi 1.15% due 11/13/20173	42,500	42,483
Sumitomo Mitsui Banking Corp. 1.22% due 12/1/20173	75,000	74,921
Svenska Handelsbanken Inc. 1.22% due 11/28/20173	52,800	52,750
Toronto-Dominion Bank 1.33% due 12/21/20173	50,000	49,911
Victory Receivables Corp. 1.28%–1.33% due 11/8/2017–11/14/20173	65,000	64,974
Total short-term securities (cost: $884,856,000)		884,845
Total investment securities 99.91% (cost: $12,921,692,000)		14,233,015
Other assets less liabilities 0.09%		12,305
Net assets 100.00%		$14,245,320

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 10/31/2017 (000)
Purchases (000)	Sales (000)
USD23,092	AUD29,025	Bank of America, N.A.	11/6/2017	$879
USD7,433	ZAR99,000	UBS AG	11/6/2017	439
JPY1,575,973	AUD17,700	UBS AG	11/6/2017	318
USD13,773	AUD17,600	Bank of America, N.A.	11/6/2017	304
JPY935,542	USD8,301	Goldman Sachs	11/6/2017	(71)
JPY1,606,510	USD14,254	Bank of America, N.A.	11/6/2017	(122)
EUR14,729	USD17,634	Goldman Sachs	11/6/2017	(472)
USD50,235	INR3,295,400	JPMorgan Chase	11/6/2017	(603)
JPY5,095,866	USD45,312	JPMorgan Chase	11/8/2017	(481)
USD34,318	AUD43,650	Citibank	11/9/2017	914
JPY825,019	USD7,337	UBS AG	11/9/2017	(79)
EUR1,725	USD2,082	UBS AG	11/10/2017	(71)
USD9,546	PLN35,100	Bank of America, N.A.	11/10/2017	(97)
USD14,452	AUD18,475	JPMorgan Chase	11/14/2017	314
JPY784,356	USD6,966	JPMorgan Chase	11/14/2017	(64)
EUR22,630	USD26,581	Goldman Sachs	11/14/2017	(200)
JPY3,140,071	USD27,972	UBS AG	11/14/2017	(339)
CHF17,178	USD17,588	Goldman Sachs	11/14/2017	(353)
JPY2,118,008	USD18,800	JPMorgan Chase	11/15/2017	(161)
JPY1,996,306	USD17,800	JPMorgan Chase	11/15/2017	(232)
JPY1,988,812	USD17,800	JPMorgan Chase	11/15/2017	(298)
USD8,790	INR574,000	Bank of America, N.A.	11/16/2017	(52)

American Funds Global Balanced Fund — Page 14 of 16

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 10/31/2017 (000)
Purchases (000)	Sales (000)
SEK84,877	USD10,466	Bank of America, N.A.	11/16/2017	$(319)
JPY2,926,778	USD26,131	Barclays Bank PLC	11/17/2017	(372)
SEK51,991	USD6,431	Barclays Bank PLC	11/20/2017	(214)
EUR12,692	GBP11,300	Goldman Sachs	11/20/2017	(217)
EUR22,273	USD26,340	UBS AG	11/20/2017	(367)
NOK141,700	USD17,832	Bank of America, N.A.	11/20/2017	(476)
USD17,609	CAD21,950	Bank of America, N.A.	11/21/2017	592
USD11,299	MXN214,191	Bank of America, N.A.	11/21/2017	169
USD12,614	PLN45,400	Citibank	11/21/2017	142
USD14,957	ILS52,300	JPMorgan Chase	11/21/2017	94
SEK292,584	USD35,964	Citibank	11/21/2017	(973)
JPY1,032,361	USD9,298	Citibank	11/22/2017	(210)
EUR38,533	USD46,418	Citibank	11/22/2017	(1,477)
USD11,169	CAD14,150	Bank of America, N.A.	11/29/2017	198
USD21,072	CAD26,290	Goldman Sachs	11/30/2017	688
USD27,164	PLN97,200	Citibank	11/30/2017	462
USD13,744	PLN49,180	JPMorgan Chase	11/30/2017	234
USD11,091	AUD14,400	JPMorgan Chase	11/30/2017	73
USD9,217	INR601,600	Citibank	11/30/2017	(33)
JPY2,014,866	USD17,931	JPMorgan Chase	11/30/2017	(188)
JPY4,578,388	USD40,741	Barclays Bank PLC	11/30/2017	(423)
USD21,014	ILS73,700	Bank of America, N.A.	12/6/2017	59
USD32,995	GBP24,850	Bank of America, N.A.	12/6/2017	(46)
USD17,889	PLN64,300	Bank of America, N.A.	12/7/2017	223
EUR11,225	GBP9,900	HSBC Bank	12/14/2017	(58)
SEK52,507	USD6,531	Bank of America, N.A.	12/15/2017	(241)
USD64,855	GBP49,000	JPMorgan Chase	12/15/2017	(318)
SEK51,601	USD6,360	UBS AG	12/19/2017	(176)
JPY1,462,950	USD13,031	HSBC Bank	12/22/2017	(129)
USD26,550	MXN481,400	JPMorgan Chase	1/4/2018	1,725
USD16,578	INR1,100,600	Citibank	3/26/2018	(106)
				$(2,211)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $99,673,000, which represented .70% of the net assets of the fund.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $995,501,000, which represented 6.99% of the net assets of the fund.
4	Index-linked bond whose principal amount moves with a government price index.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,668,000, which represented .02% of the net assets of the fund.
7	Step bond; coupon rate will increase at a later date.
8	Purchased on a TBA basis.
9	Coupon rate may change periodically.

American Funds Global Balanced Fund — Page 15 of 16

Key to abbreviations and symbols
ADR = American Depositary Receipts	MXN = Mexican pesos
AUD/A$ = Australian dollars	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NOK/NKr = Norwegian kroner
CHF = Swiss francs	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
DKr = Danish kroner	RUB = Russian rubles
EUR/€ = Euros	SEK = Swedish kronor
GBP/£ = British pounds	TBA = To-be-announced
HKD = Hong Kong dollars	THB = Thai baht
ILS = Israeli shekels	USD/$ = U.S. dollars
INR = Indian rupees	UYU = Uruguayan pesos
JPY/¥ = Japanese yen	ZAR = South African rand
LIBOR = London Interbank Offered Rate

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-037-1217O-S60737	American Funds Global Balanced Fund — Page 16 of 16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

American Funds Global Balanced Fund:

We have audited the accompanying statement of assets and liabilities of American Funds Global Balanced Fund (the “Fund”), including the summary investment portfolio, as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (collectively, the “financial statements”), the financial highlights for each of the periods presented (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the investment portfolio as of October 31, 2017 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and investment portfolio are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements, financial highlights, and investment portfolio based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and investment portfolio are free of material misstatement. Our audit included consideration of internal control over financial reporting as it relates to the schedule as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting as it relates to the schedule. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and investment portfolio, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and investment portfolio in securities referred to above present fairly, in all material respects, the financial position of American Funds Global Balanced Fund as of October 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

December 14, 2017

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Eric S. Richter
Eric S. Richter, Vice Chairman and Principal Executive Officer

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Eric S. Richter
Eric S. Richter, Vice Chairman and Principal Executive Officer

Date: December 29, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: December 29, 2017